Segment information - Segment equity and liabilities - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Non-current financial liabilities related to Mobile Financial Services activities	€ 0
Non-current financial liabilities	31,922
Current financial liabilities related to Mobile Financial Services activities	3,161	€ 3,128	€ 4,279
Mobile Financial Services, operating segment [member]
Disclosure of operating segments [line items]
Non-current financial liabilities	86	102	101
Current financial liabilities related to Mobile Financial Services activities	3,161	€ 3,128	€ 4,280
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current financial liabilities related to Mobile Financial Services activities	28
Current financial liabilities related to Mobile Financial Services activities	€ 3,161